                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED AUGUST 30, 2006
                                     TO THE
                               EQUITY INDEX FUND
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MAY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE EQUITY INDEX FUND CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MAY 1, 2006:

     Effective September 1, 2006, Lisa Chen will no longer serve as a Portfolio Manager for the BB&T Equity Index Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Fund on page 11 of the Prospectus.

        Patrick O'Connor and S. Jane Leung (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

        Patrick O'Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since the Funds' inception dates. Mr. O'Connor has been a Portfolio Manager with BGFA and BGI since 1999.

        S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

        The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-EI-R2 0806

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED AUGUST 30, 2006
                                     TO THE
                               EQUITY INDEX FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE EQUITY INDEX FUND'S STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED MAY 1, 2006:

CHANGE IN PORTFOLIO MANAGER

     Effective September 1, 2006, Lisa Chen will no longer serve as portfolio manager for the BB&T Equity Index Fund. Accordingly, the following replaces the table formerly associated with Lisa Chen on page 32 of the SAI.

                                                            NUMBER OF
                                                          OTHER ACCOUNTS
S. JANE LEUNG                                                MANAGED         TOTAL ASSETS
-------------                                             --------------   -----------------
Registered Investment Companies.........................       113*        $189,983,600,000*
Other Pooled Investment Vehicles........................         1*        $    148,500,000*
Other Accounts..........................................         5*        $        100,000*

*Figures as of July 31, 2006.

     In addition, the following replaces the table formerly associated with Lisa Chen on page 33 of the SAI.

S. Jane Leung

                                $1      $10,001    $50,001    $100,001   $500,001
        NAMES                   TO         TO         TO         TO         TO        OVER
    OF FUNDS/MPS       $0      $10K       $50K      $100K      $500K       $1M        $1M
    ------------       ---   --------   --------   --------   --------   --------   --------
Master Portfolio.....  X*

*As of July 31, 2006

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.